NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position and Effect on Net Income (Loss) (Details) - EUR (€)
€ in Thousands
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	€ 76	€ 12	€ 4
Other current assets	3,769	6,337	5,182
Cash and cash equivalents	38,789	33,699	44,446
Financial liabilities – non-current portion	7,547	15,232	14,379
Derivative liabilities - non current portion	0	0	288
Lease liabilities - non-current portion	2,680	8,162	9,197
Financial liabilities – current portion	2,565	164	2,265
Derivative liabilities - current portion	0	0	129
Lease liabilities - current portion	775	1,817	1,607
Trade and other payables	5,115	14,154	20,910
Other current liabilities	2,909	3,870	4,436
Financial liabilities	10,112	15,396	16,644
Financial assets at carrying value
Disclosure of detailed information about financial instruments [line items]
Total financial assets		38,313
Financial liabilities – non-current portion	7,547	15,232	14,379
Derivative liabilities - non current portion			288
Lease liabilities - non-current portion	2,680	8,162	9,197
Financial liabilities – current portion	2,565	164	2,265
Derivative liabilities - current portion			129
Lease liabilities - current portion	775	1,817	1,607
Trade and other payables	5,115	14,154	20,910
Other current liabilities	2,858	3,777	4,288
Financial liabilities	21,540	43,306	53,063
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities - non current portion			288
Derivative liabilities - current portion			129
Financial liabilities		0	417
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities – non-current portion	7,547	15,232	14,379
Lease liabilities - non-current portion	2,680	8,162	9,197
Financial liabilities – current portion	2,565	164	2,265
Lease liabilities - current portion	775	1,817	1,607
Trade and other payables	5,115	14,154	20,910
Other current liabilities	2,858	3,777	4,288
Financial liabilities	21,540	43,306	52,646
Financial liabilities at fair value, class
Disclosure of detailed information about financial instruments [line items]
Financial liabilities – non-current portion	7,547	15,232	14,379
Derivative liabilities - non current portion			288
Lease liabilities - non-current portion	2,680	8,162	9,197
Financial liabilities – current portion	2,565	164	2,265
Derivative liabilities - current portion			129
Lease liabilities - current portion	775	1,817	1,607
Trade and other payables	5,115	14,154	20,910
Other current liabilities	2,858	3,777	4,288
Financial liabilities	21,540	43,306	53,063
Financial assets at carrying value
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	195	876	1,091
Other current financial assets	464	384	59
Trade and other receivables	76	12	4
Other current assets	2,457	4,218	4,389
Cash and cash equivalents	38,789	33,699	44,446
Total financial assets	41,322		48,898
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	38,789	33,699	44,446
Total financial assets	38,789	33,699	44,446
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	195	876	1,091
Other current financial assets	464	384	59
Trade and other receivables	76	12	4
Other current assets	2,457	4,218	4,389
Total financial assets	2,533	4,614	4,452
Financial assets at fair value
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	195	876	1,091
Other current financial assets	464	384	59
Trade and other receivables	76	12	4
Other current assets	2,457	4,218	4,389
Cash and cash equivalents	38,789	33,699	44,446
Total financial assets	€ 41,322	€ 38,313	€ 48,898